Other Non-Financial Assets - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Income And Expenses [Line Items]
Deferred expenses	€ 117.8	€ 194.5
Other non-financial assets	181.1	239.0
Government and similar grants
Disclosure Of Income And Expenses [Line Items]
Other non-financial assets	25.9
Value Added Tax Receivables
Disclosure Of Income And Expenses [Line Items]
Other non-financial assets	20.1
Ryvu Therapeutics S.A.
Disclosure Of Income And Expenses [Line Items]
Deferred expenses	5.5	8.5
MediLink Therapeutics Co., Ltd
Disclosure Of Income And Expenses [Line Items]
Deferred expenses	8.4	17.7
European Commission To Collaboration Partner
Disclosure Of Income And Expenses [Line Items]
Deferred expenses	€ 8.2	€ 83.1